Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Property, Plant and Equipment, Net [Abstract]
Building	¥ 9,667
Machinery and equipment	2,507
Charging piles and robots	6,986
Office equipment, furniture and fixtures	137
Motor vehicles	417
Electronic equipment	837
Sub-total	20,551
Accumulated depreciation	(3,593)
Construction in progress	24
Total	¥ 16,982	$ 2,428